IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Sensitivities (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / ounce
Disclosure of information for cash-generating units [line items]
Change in gold price used in assumptions for sensitivity analysis | $ / ounce			100
Change in weighted average cost of capital used in assumptions			1.00%
Change in NAV multiple used in assumptions for sensitivity analysis			0.1
Gold | Average
Disclosure of information for cash-generating units [line items]
WACC	6.00%	6.00%	6.00%
value per ounce of gold	40	0
Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value		$ 3,072,000,000
Loulo-Gounkoto [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 3,400,000,000		$ 3,400,000,000
Kibali [Member] | 1% increase in WACC [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			213,000,000
Kibali [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	2,624,000,000		2,624,000,000
Lumwana [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	1,756,000,000		1,756,000,000
Bulyanhulu [Member] | 1% increase in WACC [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			107,000,000
Bulyanhulu [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	833,000,000		833,000,000
Veladero [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value		479,000,000
Veladero [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	549,000,000		549,000,000
Hemlo [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	363,000,000		363,000,000
Long Canyon [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value	65,000,000	$ 319,000,000	65,000,000
Long Canyon [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 55,000,000		55,000,000
0.1 decrease in NAV multiple [Member] | Kibali [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			254,000,000
0.1 decrease in NAV multiple [Member] | Bulyanhulu [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			106,000,000
$100 decrease in gold price [Member] | Kibali [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			312,000,000
$100 decrease in gold price [Member] | Bulyanhulu [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			196,000,000
$100 decrease in gold price [Member] | Hemlo [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)			$ 114,000,000